Pension plan - Group Personal Pension Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
United Kingdom
Pension plan
Pension charge for the year	€ 3,346	€ 4,519
Contributions payable	379	152
United States
Pension plan
Pension charge for the year	€ 575	€ 646